Financial Risk Management Activities - Foreign Exchange Risk (Details) - Foreign exchange risk - Borrowings $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in spot rate	1.5	1.5	1.5
Change in borrowings total due to increase in spot rate	$ (26)	$ (10)	$ (12)
Decrease in spot rate	(1.5)	(1.5)	(1.5)
Change in borrowings total due to decrease in spot rate	$ 33	$ 13	$ 14
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in spot rate	0.1	0.1	0.1
Change in borrowings total due to increase in spot rate	$ (16)	$ (15)	$ (11)
Decrease in spot rate	(0.1)	(0.1)	(0.1)
Change in borrowings total due to decrease in spot rate	$ 19	$ 18	$ 12